abrdn Funds
(the “Trust”)

abrdn Emerging Markets Dividend Active ETF
(the “Fund”)

Supplement dated October 20, 2025 to the Fund’s Summary Prospectus, Statutory Prospectus and Statement of Additional Information dated February 28, 2025, as supplemented to date

Effective immediately, abrdn Investments Limited no longer serves as the Fund’s sub-adviser. All references to abrdn Investments Limited in the Summary Prospectus, Statutory Prospectus and Statement of Additional Information are hereby deleted.

Please retain this supplement for future reference.